STOCKBASED COMPENSATION	12 Months Ended
Dec. 31, 2020
STOCKBASED COMPENSATION
NOTE 8 - STOCK-BASED COMPENSATION

NOTE 6 – STOCK-BASED COMPENSATION

The Company has reserved 27 shares under its 2016 Stock Incentive Plan (the “Plan”). The Plan was adopted by the board of directors on May 18, 2016, as a vehicle for the recruitment and retention of qualified employees and consultants. The Plan is administered by the Board of Directors. The Company may issue, to eligible employees or contractors, restricted common stock, options, stock appreciation rights and restricted stock units. The terms and conditions of awards under the Plan will be determined by the Board of Directors.

In July and September 2016, the Company granted 10-year options to two parties for accepting appointment to the Company’s scientific advisory board. Each award consisted of options to purchase up to 500 shares at $87.50 per share. The options vest at a rate of 100 on each anniversary date of the respective grants. The options are accounted for as non-employee stock options and thus revalued for reporting purposes at the end of each quarter. During 2020 and 2019, the fair market value of the options was insignificant to the financial statements.

Since the expected life of the options was greater than the Company’s historical stock information available, the Company determined the expected volatility based on price fluctuations of comparable public companies.

There were no options issued during the years ended December 31, 2020 and 2019.

Option activity for the years ended December 31, 2020 and 2019 consists of the following:

	Stock Options	Weighted Average Exercise Price	Weighted Average Life Remaining
Outstanding, December 31, 2018	7	$13,125	7.65
Issued	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding, December 31, 2019	7	$13,125	6.65
Issued	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding, December 31, 2020	7	$13,125	5.64
Vested, December 31, 2020	5	$13,125	5.64

See Note 2 for discussion related to the issuance of common stock in connection with licensing agreements. See Note 4 and 5 for discussion regarding warrants issued with a convertible note payable.

From April through September 2020, we granted 23,262 3-year warrants to a vendor for services rendered at exercise prices ranging from $1.45 to $3.50. The value of the warrants was determined to be $35,670 based upon the Black-Scholes method, see variables used below. In December 2020,we granted a total of 60,000 warrants to three of our board members at an exercise price of $2.00. The value of the warrants was determined to be $102,081 based upon the Black-Scholes method, see variables used below. As of December 31, 2020, future estimated stock-based compensation expected to be recorded was estimated to be $0.

The fair value of each warrant award is estimated using the Black-Scholes valuation model. Assumptions used in calculating the fair value during the year ended December 31, 2020 were as follows:

Weighted Average Inputs Used

Annual dividend yield	$-
Expected life (years)	3.0
Risk-free interest rate	0.11% to0.94%
Expected volatility	95.27% to 106.51%
Common stock price	$1.45 to 9.50

See Note 7 for warrant rollforward.